Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Computed at the statutory rate					$ 5,055	$ 4,617	$ 3,878
Increase (decrease) resulting from:
State and local taxes, net of federal benefit					457	398	295
Tax-exempt interest					(370)	(294)	(281)
Non-taxable life insurance income					(335)	(326)	(324)
Non-deductible expenses					167	90	74
Federal tax credits					(435)	(290)	(276)
Gain on acquisition					(239)
Change in valuation allowance					13	109	137
Other					(171)	(101)	31
Income tax expense	$ 1,327	$ 1,313	$ 2,931	$ 2,559	$ 4,142	$ 4,203	$ 3,534